RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2015 and 2014, the fund entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc., Boston Capital Services, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership, as follows:

Boston Capital Asset Management Limited Partnership is entitled to an annual fund management fee based on .5% of the aggregate cost of all apartment complexes acquired by the operating limited partnerships, less the amount of certain partnership management and reporting fees paid or payable by the operating limited partnerships. The aggregate cost is comprised of the capital contributions made by each series to the operating limited partnerships and 99% of the permanent financing at the operating limited partnership level. The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2015 and 2014, are as follows:

	2015
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 15	$100,089	$39,633	$60,456
Series 16	213,899	20,999	192,900
Series 17	177,082	20,507	156,575
Series 18	158,493	90,910	67,583
Series 19	52,123	168,750	(116,627)
	$701,686	$340,799	$360,887

	2014
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 15	$135,318	$53,352	$81,966
Series 16	237,993	24,531	213,462
Series 17	233,204	101,849	131,355
Series 18	173,049	89,702	83,347
Series 19	67,842	11,390	56,452
	$847,406	$280,824	$566,582

The partnership management fees paid for the years ended March 31, 2015 and 2014 are as follows:

	2015	2014
Series 15	$442,613	$40,762
Series 16	172,998	898,680
Series 17	1,700,355	4,855,319
Series 18	341,641	28,018
Series 19	52,123	67,842
	$2,709,730	$5,890,621

All partnership management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2015 and 2014, total partnership management fees accrued were $16,146,101 and $18,154,145, respectively.

An affiliate of the general partner of the Partnership advanced funds to pay some operating expenses of the Partnership, and to make advances and/or loans to Operating Partnerships. These advances are included in accounts payable-affiliates. During the years ended March 31, 2015 and 2014 there were no advances. The total advances from the affiliate of the general partner to the Operating Partnerships as of March 31, 2015 and 2014 are as follows:

	2015	2014
Series 15	$-	$-
Series 16	-	-
Series 17	635,362	635,362
Series 18	-	-
Series 19	-	-
	$635,362	$635,362
All payables to affiliates will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the Partnership's interests in Operating Partnerships.

General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership (BCAMLP) during the years ended March 31, 2015 and 2014 charged to each series’ operations are as follows:

	2015	2014
Series 15	$12,839	$15,399
Series 16	15,146	17,856
Series 17	13,178	15,785
Series 18	11,767	14,028
Series 19	12,937	13,719
	$65,867	$76,787

Accounts payable - affiliates at March 31, 2015 and 2014 represents fund management fees and operating limited partnership advances which are payable to Boston Capital Asset Management Limited Partnership.